SPDR® Series Trust
One Lincoln Street
Boston, MA 02111
March 14, 2011
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attention: Office of Filings, Information & Consumer Service

RE:	SPDR® Series Trust (“Registrant”) File Nos.: 333-57793 and 811-08839
Dear Sir/Madam:
Pursuant to Rule 497(c) under the Securities Act of 1933, as amended, please find the XBRL-coded version of prospectus disclosure for the above-referenced Registrant as it pertains to its series, SPDR Barclays Capital Emerging Markets Local Bond ETF (the “Fund”). The attached XBRL-coded prospectus disclosure is based on the disclosure found in the prospectus filed for the Fund on February 25, 2011 pursuant to Rule 497(c).
Any comments or questions with respect to this filing should be directed to my attention at (617) 662-3967.
Sincerely,
/s/ Mark E. Tuttle
Mark E. Tuttle
Assistant Secretary